Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2013
Intangible Assets [Abstract]
Summary of intangible assets
			March 31,	December 31,
			2013	2012
		Accumulated	Net Carrying	Net Carrying
	Cost	Amortization	Value	Value
	$	$	$	$

Wave energy technology	1,218,238	121,323	1,096,915	1,117,219
Wind energy technology	457,600	40,559	417,041	424,668

	1,675,838	161,882	1,513,956	1,541,887

Summary of estimated amortization expense

Estimated Amortization Expense	$

For the year ended December 31, 2013	111,724
For the year ended December 31, 2014	111,724
For the year ended December 31, 2015	111,724
For the year ended December 31, 2016	111,724
After December 31, 2016	1,094,991
Total	1,541,887